Share capital (Tables)	12 Months Ended
Dec. 31, 2022
Share Capital [Abstract]
Classes of Share Capital

	2022
	Number of issued shares	Nominal value of shares
	Ordinary shares	(in thousands of USD)
Balance as of January 1, 2022	36,635,713	1,935
Issuance of ordinary shares	30,756,077	1,564
Balance as of December 31, 2022	67,391,790	3,499

	2021
	Number of issued shares		Nominal value of shares
	Ordinary shares	Preferred shares	(in thousands of USD)
Balance as of January 1, 2021	13,042,080	13,753,612	1,408
Issuance of ordinary shares	23,593,633	(13,753,612)	527
Balance as of December 31, 2021	36,635,713	—	1,935

	2020
	Number of issued shares		Nominal value of shares
	Ordinary shares	Preferred shares	(in thousands of USD)
Balance as of January 1, 2020	9,785,080	—	492
Issuance of ordinary shares	3,257,000	—	175
Issuance of preferred shares	—	13,753,612	741
Balance as of December 31, 2020	13,042,080	13,753,612	1,408

	Number of shares	Nominal value (in thousands of USD)
Balance as of January 1, 2020	(1,875)	—
Employee share-based payment issue	1,875	—
Shares issued but not granted	(722,275)	(38)
Balance as of December 31, 2020	(722,275)	(38)
Shares allocated for RSUs net settlement (Note 12.3)	59,901	3
Balance as of December 31, 2021	(662,374)	(35)
Restricted ordinary shares repurchased (Note 12.1)	(95,717)	(5)
Shares allocated for SOs exercise (Note 12.2)	40,204	6
Shares withheld for SOs exercise (Note 12.2)	(8,989)	(77)
Shares allocated for RSUs settlement (Note 12.3)	253,907	78
Shares withheld for RSUs settlement (Note 12.3)	(69,427)	(557)
Shares issued	(4,110,129)	(215)
Balance as of December 31, 2022	(4,652,525)	(805)